Borrowings - Summary of Finance Lease Obligations (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	S/ 9,749	S/ 13,514
Non-current finance lease liabilities	S/ 13,231	19,974
Viva GyM S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Date of maturity	2023
Current finance lease liabilities	S/ 4,297	3,488
Non-current finance lease liabilities	S/ 7,399	8,582
GyM S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Date of maturity	2023
Current finance lease liabilities	S/ 3,395	4,523
Non-current finance lease liabilities	S/ 5,678	9,314
GMP S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Date of maturity	2022
Current finance lease liabilities	S/ 1,511	4,034
Non-current finance lease liabilities	S/ 154	1,522
Concar S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Date of maturity	2020
Current finance lease liabilities	S/ 546	1,469
Non-current finance lease liabilities		S/ 556
Bottom of range [member] | Viva GyM S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	7.79%
Bottom of range [member] | GyM S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	1.98%
Bottom of range [member] | GMP S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	4.02%
Bottom of range [member] | Concar S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	4.30%
Top of range [member] | Viva GyM S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	9.04%
Top of range [member] | GyM S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	9.07%
Top of range [member] | GMP S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	6.28%
Top of range [member] | Concar S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	5.05%